Commercial Loans (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Performing loans	$ 15,575,950	$ 14,694,950
Developers-Residential [Member]
Debt Instrument [Line Items]
Performing loans	13,795,950	12,467,950
Developers-Commercial [Member]
Debt Instrument [Line Items]
Performing loans	1,225,000	1,750,000
Developers-Mixed Used [Member]
Debt Instrument [Line Items]
Performing loans	525,000	477,000
Others [Member]
Debt Instrument [Line Items]
Performing loans	$ 30,000	$ 0